Derivative Instruments - Additional Information (Details) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($) shares	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($) shares	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Jun. 30, 2017 CAD / shares shares	Dec. 31, 2016 CAD / shares	Dec. 31, 2011 shares	Dec. 31, 2010 shares
Common shares issuable upon exercise of outstanding warrants					1,383		1,383
Derivative Liability | $					$ 33	$ 82
Fair Value Assumptions, Expected Dividend Rate			0.00%
Fair Value Assumptions, Risk Free Interest Rate			1.10%
Stock Options Issuance Exercised	1		1
Unrealized Gain (Loss) on Derivatives | $	$ (120)	$ (17)	$ (157)	$ 26	48	1,237
Options Held [Member]
Derivative Liability | $					$ 33	41
Maximum [Member]
Fair Value Assumptions, Expected Volatility Rate			98.00%
Fair Value Assumptions, Expected Term			10 months 17 days
Minimum [Member]
Fair Value Assumptions, Expected Volatility Rate			88.00%
Fair Value Assumptions, Expected Term			6 months
Invester Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number					40		39
Options To Contractors [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right									36	29
Unrealized Gain (Loss) on Derivatives | $					$ 7	$ 78
Contractor Options Expire On May 18, 2018 [Member]
Common shares issuable upon exercise of outstanding warrants					2
Class of Warrant or Right, Exercise Price of Warrants or Rights | CAD / shares								CAD 2.43
Contractor Options Expire On April 4, 2018 [Member]
Common shares issuable upon exercise of outstanding warrants					17
Class of Warrant or Right, Exercise Price of Warrants or Rights | CAD / shares								1.62
Contractor Options Expire On November 19, 2017 [Member]
Common shares issuable upon exercise of outstanding warrants					21
Class of Warrant or Right, Exercise Price of Warrants or Rights | CAD / shares								CAD 1.89
Contractor Options Expire On November 19, 2017 [Member]
Common shares issuable upon exercise of outstanding warrants							20
Class of Warrant or Right, Exercise Price of Warrants or Rights | CAD / shares							CAD 1.89
Contractor Options Expire On April 4, 2018 [Member]
Common shares issuable upon exercise of outstanding warrants							17
Class of Warrant or Right, Exercise Price of Warrants or Rights | CAD / shares							CAD 1.62
Contractor Options Expire On May 18, 2018 [Member]
Common shares issuable upon exercise of outstanding warrants							2
Class of Warrant or Right, Exercise Price of Warrants or Rights | CAD / shares							CAD 2.43